Nature of Expenses - Schedule of Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Expense by Nature
Publicity and advertisement costs	$ 11,452	$ 19,779	$ 12,684
Film distribution costs	1,320	5,462	6,739
Amortisation expenses	64,451	130,155	115,285
Cost of sales	81,725	155,396	134,708
Personnel costs	36,697	37,015	35,661
Rent expenses	391	1,916	1,359
Legal and professional expenses	4,615	6,980	8,204
Provision for trade and other receivables			1,968
Bad debt			2,772
Credit impairment loss, net	97,551	25,741	4,308
Depreciation and amortization of other intangibles	3,462	2,263	2,991
Impairment charge on goodwill (Refer note 14)			1,205
Impairment loss on content advances			353
Impairment loss on advances to content vendors		7,284
Other expenses	6,105	5,935	9,208
Administrative costs	144,319	87,134	68,029
Expenses by nature	$ 226,044	$ 242,530	$ 202,737